UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2009 (Unaudited)

DWS Diversified International Equity Fund

	Shares	Value ($)

Common Stocks 91.9%
Australia 5.7%
AGL Energy Ltd.	109,288	1,361,905
Aristocrat Leisure Ltd.	16,232	58,375
Australia & New Zealand Banking Group Ltd.	5,432	84,183
BHP Billiton Ltd.	13,874	439,193
Brambles Ltd.	25,740	128,951
Coca-Cola Amatil Ltd.	8,863	69,159
Cochlear Ltd.	1,764	82,087
Commonwealth Bank of Australia	3,442	123,209
Crown Ltd.	19,411	121,758
CSL Ltd.	18,182	464,559
CSR Ltd.	39,764	61,691
Fairfax Media Ltd. (a)	87,591	108,054

Foster's Group Ltd.	23,566	106,234
Leighton Holdings Ltd.	3,331	84,078
Macquarie Infrastructure Group (Units)	58,316	70,720
National Australia Bank Ltd.	4,943	100,582
Newcrest Mining Ltd.	2,210	55,450
Origin Energy Ltd.	13,493	163,631
Paladin Energy Ltd.*	9,550	36,421
Qantas Airways Ltd.	36,331	70,494
QBE Insurance Group Ltd.	2,961	48,290
Rio Tinto Ltd.	1,260	63,650
Santos Ltd.	12,702	154,250
Sonic Healthcare Ltd.	13,273	129,880
SP Ausnet	352,311	229,831
TABCORP Holdings Ltd.	24,015	145,415
Tatts Group Ltd.	45,213	92,644
Telstra Corp., Ltd.	234,950	693,646
Toll Holdings Ltd.	14,124	80,208
Transurban Group (Units)	25,217	91,321
Wesfarmers Ltd.	10,404	224,931
Westfield Group (REIT) (Units)	7,987	75,683
Westpac Banking Corp.	6,726	122,012
Woodside Petroleum Ltd.	7,355	281,117
Woolworths Ltd.	12,005	273,600
WorleyParsons Ltd.	3,338	72,055

(Cost $5,422,881)		6,569,267
Austria 1.1%
Erste Group Bank AG	10,680	372,792
OMV AG	16,734	664,249
Raiffeisen International Bank-Holding AG	3,574	159,494
Vienna Insurance Group	2,490	114,987

(Cost $986,129)		1,311,522
Belgium 2.8%
Anheuser-Busch InBev NV	10,986	437,103
Belgacom SA	28,244	1,011,838
Colruyt SA	243	54,377
Compagnie Nationale a Portefeuille	1,238	64,017
Delhaize Group	1,678	119,989
Dexia SA*	12,287	96,512
Fortis*	47,810	186,032
Groupe Bruxelles Lambert SA	2,030	161,102
KBC Groep NV*	3,810	81,239
Mobistar SA	5,895	375,702
Solvay SA	3,785	370,997
Umicore	8,319	217,221

(Cost $2,699,908)		3,176,129
Bermuda 0.1%
Seadrill Ltd. (Cost $62,798)	6,000	96,322
Canada 4.9%
Agnico-Eagle Mines Ltd.	800	46,927
Bank of Montreal	1,500	75,219
Bank of Nova Scotia	2,800	119,356
Barrick Gold Corp.	3,600	125,720

BCE, Inc.	13,000	298,436
Bombardier, Inc. "B"	22,500	79,786
Canadian Imperial Bank of Commerce	1,000	61,555
Canadian National Railway Co.	5,700	277,209
Canadian Natural Resources Ltd.	1,900	114,220
Canadian Pacific Railway Ltd.	2,800	124,502
Canadian Tire Corp., Ltd. "A"	1,800	90,363
Canadian Utilities Ltd. "A"	5,600	190,262
EnCana Corp.	2,200	118,000
Fortis, Inc.	11,300	267,067
George Weston Ltd.	1,500	81,750
Goldcorp, Inc.	3,200	121,584
Imperial Oil Ltd.	2,900	116,162
Kinross Gold Corp.	3,300	65,096
Loblaw Companies Ltd.	3,600	114,291
Magna International, Inc. "A"	2,834	143,377
Manulife Financial Corp.	3,500	84,994
Metro, Inc. "A"	3,100	97,122
Petro-Canada	1,900	78,469
Potash Corp. of Saskatchewan, Inc.	1,301	121,159
Research In Motion Ltd.*	6,700	508,883
Ritchie Bros. Auctioneers, Inc.	1,700	40,715
Rogers Communications, Inc. "B"	8,800	244,497
Royal Bank of Canada	2,800	133,288
Saputo, Inc.	4,400	96,149
Shaw Communications, Inc. "B"	7,400	129,899
Shoppers Drug Mart Corp.	6,500	271,585
SNC-Lavalin Group, Inc.	2,900	122,380
Suncor Energy, Inc.	2,200	71,152
Teck Resources Ltd. "B"*	3,500	92,110
Telus Corp.	3,000	82,850
Thomson Reuters Corp.	10,600	342,329
Toronto-Dominion Bank	1,900	111,310
TransAlta Corp.	14,300	284,872
Viterra, Inc.*	6,700	56,411
Yamana Gold, Inc.	4,100	39,087

(Cost $4,782,313)		5,640,143
Cyprus 0.1%
Bank of Cyprus Public Co., Ltd. (Cost $70,218)	11,195	73,877
Denmark 3.9%
A P Moller-Maersk AS "A"	15	90,723
A P Moller-Maersk AS "B"	23	143,071
Carlsberg AS "B"	9,140	634,151
Coloplast AS "B"	1,951	143,019
Danske Bank AS*	19,129	398,162
DSV AS*	4,924	67,856
H. Lundbeck AS	5,121	99,240
Novo Nordisk AS "B" (a)	38,877	2,288,108
Topdanmark AS*	618	84,455
Trygvesta AS	1,368	92,165
Vestas Wind Systems AS*	4,451	313,505
William Demant Holding AS*	2,169	129,110

(Cost $3,935,277)		4,483,565

Finland 2.4%
Fortum Oyj	26,514	614,094
Kone Oyj "B"	8,241	280,374
Metso Corp.	7,699	162,296
Nokia Oyj	20,958	278,999
Outokumpu Oyj	6,381	125,054
Pohjola Bank PLC "A"	10,029	104,348
Rautaruukki Oyj	4,639	100,370
Sampo Oyj "A"	23,326	487,062
Stora Enso Oyj "R"*	29,072	184,806
UPM-Kymmene Oyj	25,561	267,776
Wartsila Corp.	5,082	181,809

(Cost $2,463,926)		2,786,988
France 7.8%
Air Liquide SA	1,608	167,903
Alcatel-Lucent*	48,004	132,735
Alstom SA	745	51,149
Atos Origin SA*	1,476	67,288
AXA SA	5,548	117,269
BNP Paribas	2,808	204,715
Bouygues SA	1,486	63,296
Cap Gemini	3,086	142,489
Carrefour SA	14,118	662,730
Casino Guichard-Perrachon SA	1,359	93,653
Compagnie de Saint-Gobain	2,434	98,698
Credit Agricole SA	4,088	58,354
DANONE SA	11,505	617,305
Dassault Systemes SA	1,975	98,805
Electricite de France	1,237	61,312
Essilor International SA	5,866	325,235
France Telecom SA	50,879	1,269,787
GDF Suez	5,948	227,244
Iliad SA	569	60,744
L'Oreal SA	5,246	454,684
Lafarge SA	2,136	154,292
LVMH Moet Hennessy Louis Vuitton SA	1,095	98,777
Neopost SA	952	81,074
Pernod Ricard SA	4,262	331,189
Sanofi-Aventis	31,334	2,052,589
Schneider Electric SA	1,225	111,290
Societe Generale	1,860	119,430
Suez Environnement Co.	2,266	43,181
Total SA	10,024	555,915
Unibail-Rodamco (REIT)	516	90,167
Veolia Environnement	2,694	92,653
Vinci SA	2,195	111,720
Vivendi	4,324	111,088

(Cost $7,779,822)		8,928,760
Germany 5.2%
Allianz SE (Registered)	1,981	195,387
BASF SE	4,940	247,561
Bayer AG	4,088	250,894
Bayerische Motoren Werke (BMW) AG	2,177	100,626

Beiersdorf AG	8,821	444,189
Daimler AG (Registered)	4,941	228,667
Deutsche Boerse AG	974	77,186
Deutsche Post AG (Registered)	4,805	76,053
Deutsche Telekom AG (Registered)	106,809	1,368,591
E.ON AG	6,851	259,351
Fresenius Medical Care AG & Co. KGaA	1,148	52,720
Henkel AG & Co. KGaA	12,020	378,277
K+S AG	894	50,179
Linde AG	1,077	101,651
MAN SE	914	63,182
Merck KGaA	516	48,025
Metro AG	11,097	642,626
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	988	149,396
RWE AG	1,553	131,149
SAP AG	8,981	422,420
Siemens AG (Registered)	3,723	297,158
Suedzucker AG (a)	6,532	137,230
ThyssenKrupp AG	2,421	74,534
Volkswagen AG	510	183,369

(Cost $5,063,757)		5,980,421
Greece 0.8%
Alpha Bank A.E.*	6,623	87,318
EFG Eurobank Ergasias*	5,983	78,368
Marfin Investment Group SA*	11,119	46,593
National Bank of Greece SA*	5,025	146,680
OPAP SA	19,592	470,527
Piraeus Bank SA	6,576	78,169

(Cost $987,789)		907,655
Hong Kong 2.4%
Cheung Kong (Holdings) Ltd.	12,000	154,838
Cheung Kong Infrastructure Holdings Ltd.	8,000	29,109
CLP Holdings Ltd.	37,500	254,273
Esprit Holdings Ltd.	40,500	291,076
Genting Singapore PLC* (a)	284,000	166,751
Hang Seng Bank Ltd.	5,400	87,723
Hong Kong & China Gas Co., Ltd.	83,000	184,205
Hong Kong Exchanges & Clearing Ltd.	6,100	114,837
Hongkong Electric Holdings Ltd.	21,000	115,432
Hutchison Whampoa Ltd.	57,000	425,107
Li & Fung Ltd.	76,000	224,076
MTR Corp., Ltd.	41,000	148,657
Noble Group Ltd.	26,000	37,758
NWS Holdings Ltd.	27,000	51,840
Shangri-La Asia Ltd.	58,000	92,051
Sun Hung Kai Properties Ltd.	11,000	166,773
Swire Pacific Ltd. "A"	12,000	134,399
Television Broadcasts Ltd.	14,000	61,148
Yue Yuen Industrial (Holdings) Ltd.	28,500	77,409

(Cost $2,265,127)		2,817,462
Ireland 0.6%
CRH PLC	25,283	603,600

Experian PLC	9,145	75,465

(Cost $484,247)		679,065
Italy 3.5%
A2A SpA	26,463	48,203
Assicurazioni Generali SpA	4,657	106,135
Atlantia SpA	8,411	185,577
Enel SpA	71,169	386,729
Eni SpA	20,160	469,227
Fiat SpA*	22,999	255,032
Finmeccanica SpA	13,102	198,694
Intesa Sanpaolo*	33,805	125,876
Lottomatica SpA	3,306	69,974
Luxottica Group SpA*	3,194	79,940
Mediaset SpA	22,753	137,583
Prysmian SpA	3,992	68,676
Saipem SpA	2,945	79,753
Snam Rete Gas SpA	23,296	102,019
Telecom Italia SpA	632,459	989,785
Telecom Italia SpA (RSP)	376,932	424,689
Terna - Rete Elettrica Nationale SpA	20,999	74,002
UBI Banca - Unione di Banche Italiane ScpA	5,181	72,479
UniCredit SpA*	61,608	180,449

(Cost $3,506,475)		4,054,822
Japan 16.1%
AEON Co., Ltd.	15,800	153,617
Ajinomoto Co., Inc.	19,000	182,320
Alfresa Holdings Corp.	1,300	65,944
Asahi Breweries Ltd.	11,600	184,497
Asahi Kasei Corp.	21,000	108,523
Astellas Pharma, Inc.	10,300	392,951
Canon, Inc.	6,150	229,427
Central Japan Railway Co.	11	66,378
Chubu Electric Power Co., Inc.	13,700	330,103
Chugai Pharmaceutical Co., Ltd.	5,200	95,345
Chugoku Electric Power Co., Inc.	4,900	102,635
Cosmo Oil Co., Ltd.	25,000	74,769
Daiichi Sankyo Co., Ltd.	16,200	294,468
Dainippon Sumitomo Pharma Co., Ltd.	5,700	53,009
Denso Corp.	3,300	97,474
East Japan Railway Co.	1,798	103,177
Eisai Co., Ltd.	6,000	213,686
Electric Power Development Co., Ltd.	3,600	106,906
FamilyMart Co., Ltd.	2,800	91,139
FANUC Ltd.	1,000	82,114
FUJIFILM Holdings Corp.	4,100	133,886
Fujitsu Ltd.	16,000	105,173
Hisamitsu Pharmaceutical Co., Inc.	2,200	76,026
Hitachi Ltd.	26,000	87,376
Hokkaido Electric Power Co., Inc.	4,900	95,230
Hokuriku Electric Power Co.	3,900	89,231
Honda Motor Co., Ltd.	5,900	190,172
HOYA Corp.	3,700	89,347
Idemitsu Kosan Co., Ltd.	800	66,874
INPEX Corp.	22	168,328
ITOCHU Corp.	11,000	82,304

Japan Petroleum Exploration Co., Ltd.	1,600	78,964
Japan Tobacco, Inc.	115	332,999
JFE Holdings, Inc.	4,800	193,268
Kansai Electric Power Co., Inc.	15,800	353,152
Kao Corp.	13,000	294,690
KDDI Corp.	104	551,736
Keyence Corp.	400	79,007
Kikkoman Corp.	7,000	81,892
Kirin Holdings Co., Ltd.	22,000	329,215
Kobe Steel Ltd.	55,000	106,367
Komatsu Ltd.	7,200	117,863
Kyocera Corp.	1,400	112,740
Kyowa Hakko Kirin Co., Ltd.	11,000	126,711
Kyushu Electric Power Co., Inc.	6,600	142,288
Lawson, Inc.	2,600	107,984
Mediceo Paltac Holdings Co., Ltd.	5,500	68,761
MEIJI Holdings Co., Ltd.*	2,400	96,888
Mitsubishi Chemical Holdings Corp.	20,000	89,828
Mitsubishi Corp.	6,700	133,823
Mitsubishi Electric Corp.	12,000	88,011
Mitsubishi Estate Co., Ltd.	7,000	116,660
Mitsubishi Heavy Industries Ltd.	22,000	88,116
Mitsubishi Tanabe Pharma Corp.	7,000	83,371
Mitsubishi UFJ Financial Group, Inc.	42,200	252,420
Mitsui & Co., Ltd.	8,500	106,626
Mitsui Fudosan Co., Ltd.	7,000	128,719
Mitsui O.S.K. Lines Ltd.	13,000	79,271
Mitsui Sumitomo Insurance Group Holdings, Inc.	3,100	79,609
Mizuho Financial Group, Inc.	51,000	115,878
Murata Manufacturing Co., Ltd.	2,100	102,975
NEC Corp.*	21,000	73,680
Nidec Corp.	1,000	72,391
Nintendo Co., Ltd.	600	162,262
Nippon Meat Packers, Inc.	6,000	73,553
Nippon Mining Holdings, Inc.	26,000	123,646
Nippon Oil Corp.	37,000	196,291
Nippon Steel Corp.	48,000	192,254
Nippon Telegraph & Telephone Corp.	17,905	739,853
Nissan Motor Co., Ltd.	14,500	105,580
Nisshin Seifun Group, Inc.	7,500	91,228
Nissin Foods Holdings Co., Ltd.	2,300	73,406
Nitto Denko Corp.	2,400	77,358
Nomura Holdings, Inc.	17,000	148,935
NTT DoCoMo, Inc.	541	784,414
OJI Paper Co., Ltd.	14,000	60,808
Olympus Corp.	6,000	172,470
Ono Pharmaceutical Co., Ltd.	2,900	129,025
Osaka Gas Co., Ltd.	42,000	139,815
Panasonic Corp.	7,900	125,231
Resona Holdings, Inc. (a)	3,400	50,232
Ricoh Co., Ltd.	7,000	91,878
Santen Pharmaceutical Co., Ltd.	2,800	87,440
Sapporo Holdings Ltd.	14,000	84,629
Seven & I Holdings Co., Ltd.	20,100	471,567
Sharp Corp.	6,000	66,769

Shikoku Electric Power Co., Inc.	3,400	101,865
Shin-Etsu Chemical Co., Ltd.	3,300	177,860
Shionogi & Co., Ltd.	7,000	144,919
Shiseido Co., Ltd.	10,000	163,170
Showa Shell Sekiyu K.K.	10,100	113,035
Softbank Corp.	27,000	574,954
Sony Corp.	4,500	127,213
Sumitomo Chemical Co., Ltd.	19,000	94,172
Sumitomo Corp.	6,800	67,335
Sumitomo Metal Industries Ltd.	37,000	92,280
Sumitomo Metal Mining Co., Ltd.	6,000	90,357
Sumitomo Mitsui Financial Group, Inc.	3,500	149,802
Suzuken Co., Ltd.	2,400	72,412
Taisho Pharmaceutical Co., Ltd.	4,000	77,189
Takeda Pharmaceutical Co., Ltd.	16,900	684,037
Terumo Corp.	3,800	193,162
Tohoku Electric Power Co., Inc.	7,600	158,305
Tokio Marine Holdings, Inc.	4,200	122,061
Tokyo Electric Power Co., Inc.	25,600	656,063
Tokyo Electron Ltd.	1,600	83,868
Tokyo Gas Co., Ltd.	44,000	161,353
TonenGeneral Sekiyu K.K.	12,000	114,642
Toray Industries, Inc.	19,000	95,176
Toshiba Corp.	26,000	115,403
Toyo Suisan Kaisha Ltd.	3,000	74,980
Toyota Motor Corp.	10,700	451,181
Tsumura & Co.	2,000	64,676
Unicharm Corp.	1,200	97,141
UNY Co., Ltd.	10,700	87,296
Yakult Honsha Co., Ltd.	3,300	72,713
Yamazaki Baking Co., Ltd.	5,000	62,827

(Cost $16,913,192)		18,588,423
Luxembourg 0.4%
ArcelorMittal	8,488	305,473
Millicom International Cellular SA (SDR)*	1,849	139,136
Tenaris SA	4,228	64,119

(Cost $345,934)		508,728
Netherlands 6.6%
AEGON NV	22,374	164,487
Akzo Nobel NV	6,122	335,895
ASML Holding NV	19,600	513,182
Fugro NV (CVA)	1,022	45,863
Heineken Holding NV	1,828	62,922
Heineken NV	6,432	256,782
ING Groep NV (CVA)	29,316	375,973
Koninklijke (Royal) KPN NV (a)	93,382	1,403,511
Koninklijke (Royal) Philips Electronics NV	15,616	356,120
Koninklijke Ahold NV	35,323	401,709
Koninklijke DSM NV	4,673	167,043
Randstad Holding NV*	2,331	80,734
Reed Elsevier NV (a)	99,964	1,047,788
Royal Dutch Shell PLC "A"	4,478	117,590
Royal Dutch Shell PLC "B"	3,411	88,545
TNT NV	6,985	165,912

Unilever NV (CVA)	45,240	1,236,092
Wolters Kluwer NV	41,908	824,294

(Cost $6,503,148)		7,644,442
Norway 2.5%
DnB NOR ASA*	58,700	510,822
Norsk Hydro ASA*	56,200	330,079
Orkla ASA	35,200	278,754
Renewable Energy Corp. AS*	11,600	92,108
StatoilHydro ASA	24,800	530,031
Telenor ASA*	74,900	690,901
Yara International ASA	12,800	396,773

(Cost $2,230,615)		2,829,468
Portugal 0.3%
Brisa Auto-Estradas de Portugal SA	6,527	54,050
EDP - Energias de Portugal SA	66,689	264,529

(Cost $282,527)		318,579
Singapore 1.9%
Capitaland Ltd.	20,000	53,087
ComfortDelGro Corp., Ltd.	60,000	64,622
DBS Group Holdings Ltd.	14,000	135,024
Fraser & Neave Ltd.	27,000	77,859
Jardine Cycle & Carriage Ltd.	9,000	147,587
Keppel Corp., Ltd.	24,000	139,916
Oversea-Chinese Banking Corp., Ltd.	25,000	135,844
SembCorp Industries Ltd.	26,000	57,993
SembCorp Marine Ltd.	24,000	52,031
Singapore Airlines Ltd.	12,000	112,566
Singapore Exchange Ltd.	9,000	54,532
Singapore Press Holdings Ltd.	122,000	304,332
Singapore Technologies Engineering Ltd.	26,000	47,514
Singapore Telecommunications Ltd.	262,000	637,182
United Overseas Bank Ltd.	13,000	159,705

(Cost $1,528,006)		2,179,794
Spain 3.9%
Abertis Infraestructuras SA	7,875	163,088
Acciona SA	387	46,747
ACS, Actividades de Construccion y Servicios SA	3,752	199,951
Banco Bilbao Vizcaya Argentaria SA	11,073	181,813
Banco Santander SA	19,735	285,783
Cintra Concesiones de Infraestructuras de Transporte SA	9,667	79,226
EDP Renovaveis SA*	8,728	89,618
Enagas	3,019	59,704
Fomento de Construcciones y Contratas SA	1,952	78,319
Gamesa Corp. Tecnologica SA	4,653	100,673
Gas Natural SDG SA	2,866	53,635
Grupo Ferrovial SA	2,260	77,630
Iberdrola Renovables SA	16,993	78,473
Iberdrola SA	26,857	230,441
Indra Sistemas SA	3,594	82,601
Industria de Diseno Textil SA	8,207	441,461
Red Electrica Corporacion SA	1,496	70,300
Repsol YPF SA	30,030	697,240

Telefonica SA	54,794	1,363,198
Zardoya Otis SA	4,076	92,604

(Cost $3,426,806)		4,472,505
Sweden 3.8%
AB SKF "B"	4,661	69,921
Atlas Copco AB "A"	8,310	99,038
Electrolux AB "B"*	6,852	128,190
Hennes & Mauritz AB "B" (a)	8,880	527,927
Holmen AB "B"	3,342	91,933
Husqvarna AB "B"*	10,919	68,849
Investor AB "B"	5,069	90,267
Nordea Bank AB	34,310	332,830
Sandvik AB	9,845	93,798
Skandinaviska Enskilda Banken AB "A"*	17,335	96,813
SSAB AB "A"	11,886	155,658
SSAB AB "B"	6,285	75,122
Svenska Cellulosa AB "B"	30,904	397,221
Svenska Handelsbanken AB "A"	5,738	140,349
Swedish Match AB	453	8,648
Tele2 AB "B"	8,528	114,754
Telefonaktiebolaget LM Ericsson "B"	156,229	1,532,845
TeliaSonera AB	46,303	297,094
Volvo AB "B"	9,438	68,993

(Cost $3,522,972)		4,390,250
Switzerland 7.4%
ABB Ltd. (Registered)*	13,940	254,628
Actelion Ltd. (Registered)*	1,372	75,684
Adecco SA (Registered)	1,178	56,770
Aryzta AG*	1,449	50,847
Compagnie Financiere Richemont SA "A"	12,468	306,377
Credit Suisse Group AG (Registered)	3,684	174,091
Geberit AG (Registered)*	473	65,994
Givaudan SA (Registered)	143	95,610
Holcim Ltd. (Registered)	2,975	180,674
Julius Baer Holding AG (Registered)	1,149	54,727
Lonza Group AG (Registered)	638	63,224
Nestle SA (Registered)	49,896	2,053,456
Nobel Biocare Holding AG (Registered)	1,849	43,913
Novartis AG (Registered)	23,318	1,067,873
Roche Holding AG (Genusschein)	8,399	1,324,317
SGS SA (Registered)	46	54,323
Sonova Holding AG (Registered)	623	54,946
STMicroelectronics NV	15,190	116,024
Swatch Group AG (Bearer)	837	152,965
Swatch Group AG (Registered)	1,657	61,479
Swiss Re (Registered)	1,488	57,089
Swisscom AG (Registered)	4,264	1,399,521
Syngenta AG (Registered)	1,464	337,830
Synthes, Inc.	732	82,266
UBS AG (Registered)*	9,994	145,984
Xstrata PLC	7,134	96,313
Zurich Financial Services AG	543	106,705

(Cost $6,891,587)		8,533,630

United Kingdom 7.7%
Anglo American PLC	6,006	193,632
AstraZeneca PLC	21,920	1,026,354
Autonomy Corp. PLC*	14,696	288,450
BAE Systems PLC	30,972	158,833
Barclays PLC	14,664	74,050
BG Group PLC	5,025	83,856
BHP Billiton PLC	7,494	195,662
BP PLC	29,463	244,704
British American Tobacco PLC	4,235	131,442
British Sky Broadcasting Group PLC	9,667	88,169
BT Group PLC	94,099	199,078
Cable & Wireless PLC	33,681	81,130
Cadbury PLC	4,898	48,355
Capita Group PLC	7,861	87,652
Centrica PLC	44,219	162,689
Compass Group PLC	16,735	90,155
Diageo PLC	7,810	122,374
Drax Group PLC	4,998	33,417
GlaxoSmithKline PLC	77,118	1,480,162
HSBC Holdings PLC	26,852	271,709
Imperial Tobacco Group PLC	2,799	79,999
International Power PLC	18,462	78,719
Kingfisher PLC	20,918	74,340
Marks & Spencer Group PLC	12,065	69,682
National Grid PLC	20,716	193,269
Next PLC	1,899	54,086
Pearson PLC	8,058	93,349
Reckitt Benckiser Group PLC	996	47,850
Reed Elsevier PLC	11,153	78,854
Rio Tinto PLC	3,354	139,451
Rolls-Royce Group PLC*	21,606	149,510
SABMiller PLC	2,992	69,322
Scottish & Southern Energy PLC	8,471	156,645
Severn Trent PLC	4,015	64,956
Shire PLC	9,247	137,166
Smith & Nephew PLC	14,366	114,109
Smiths Group PLC	5,574	67,040
Standard Chartered PLC	3,869	91,839
Tesco PLC	22,190	136,222
The Sage Group PLC	104,515	341,143
Thomson Reuters PLC	1,660	53,102
Unilever PLC	2,855	75,352
United Utilities Group PLC	10,809	81,387
Vodafone Group PLC	572,718	1,173,867
William Morrison Supermarkets PLC	11,099	49,966
Wolseley PLC*	2,160	48,313
WPP PLC	13,455	103,783

(Cost $7,474,944)		8,885,194

Total Common Stocks (Cost $89,630,398)		105,857,011
Preferred Stocks 0.6%
Germany
Fresenius SE	721	40,880

Henkel AG & Co. KGaA	16,666	612,854
Volkswagen AG	722	56,588

Total Preferred Stocks (Cost $580,581)		710,322
Warrants 0.0%
Italy
UBI Banca - Unione di Banche Italiane ScpA, Expiration Date 6/30/2011* (Cost $0)	6,975	6,231
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.4%
US Treasury Obligation
US Treasury Bill, 0.16% **, 9/17/2009 (b) (Cost $449,912)	450,000	449,910
	Shares	Value ($)

Exchange-Traded Fund 3.1%
Vanguard Emerging Markets (Cost $2,875,760)	101,750	3,590,757
Securities Lending Collateral 4.5%
Daily Assets Fund Institutional, 0.39% (c) (d) (Cost $5,164,570)	5,164,570	5,164,570
Cash Equivalents 3.3%
Cash Management QP Trust, 0.27% (c) (Cost $3,733,326)	3,733,326	3,733,326
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $102,434,547) †	103.8	119,512,127
Other Assets and Liabilities, Net	(3.8)	(4,331,256)

Net Assets	100.0	115,180,871

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $104,996,290. At July 31, 2009, net unrealized appreciation for all securities based on tax cost was $14,515,837. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,028,723 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,512,886.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2009 amounted to $4,905,932 which is 4.3% of net assets.
(b)	At July 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt

At July 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

ASX SPI 200 Index	9/17/2009	5	409,134	439,815	30,681
DJ Euro Stoxx 50 Index	9/18/2009	64	2,201,703	2,404,537	202,834
FTSE 100 Index	9/18/2009	5	359,003	382,199	23,196
Nikkei 225 Index	9/10/2009	15	741,663	776,625	34,962
S&P TSE 60 Index	9/17/2009	2	236,742	242,358	5,616
Total unrealized appreciation					297,289

At July 31, 2009, the DWS Diversified International Equity Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common, Preferred Stocks & Warrants
Telecommunication Services	16,970,894	15.9%
Consumer Staples	15,050,678	14.1%
Health Care	14,671,962	13.8%
Financials	11,072,536	10.4%
Consumer Discretionary	9,817,285	9.2%
Industrials	9,197,510	8.6%
Utilities	9,058,368	8.5%
Materials	8,708,540	8.2%
Information Technology	6,146,351	5.8%
Energy	5,879,440	5.5%
Total	106,573,564	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)
Australia	$ —	$ 6,569,267	$ —	$ 6,569,267
Austria	—	1,311,522	—	1,311,522
Belgium	—	3,176,129	—	3,176,129
Bermuda	—	96,322	—	96,322
Canada	5,640,143	—	—	5,640,143
Cyprus	—	73,877	—	73,877
Denmark	—	4,483,565	—	4,483,565
Finland	—	2,786,988	—	2,786,988
France	—	8,928,760	—	8,928,760
Germany	—	6,690,743	—	6,690,743
Greece	—	907,655	—	907,655

Hong Kong	—	2,817,462	—	2,817,462
Ireland	—	679,065	—	679,065
Italy	—	4,054,822	6,231	4,061,053
Japan	—	18,588,423	—	18,588,423
Luxembourg	—	508,728	—	508,728
Netherlands	—	7,644,442	—	7,644,442
Norway	—	2,829,468	—	2,829,468
Portugal	—	318,579	—	318,579
Singapore	—	2,179,794	—	2,179,794
Spain	—	4,472,505	—	4,472,505
Sweden	—	4,390,250	—	4,390,250
Switzerland	—	8,533,630	—	8,533,630
United Kingdom	—	8,885,194	—	8,885,194
Exchange-Traded Fund	3,590,757	—	—	3,590,757
Short-Term Investments(d)	5,164,570	4,183,236	—	9,347,806
Derivatives(e)	297,289	—	—	297,289
Total	$ 14,692,759	$ 105,110,426	$ 6,231	$ 119,809,416

(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Investments in Securities
Balance as of November 1, 2008	$ -
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	6,231
Amortization premium/discount	-
Net purchases (sales)	0
Net transfers in (out) of Level 3	-
Balance as of July 31, 2009	$ 6,231
Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2009	$ 6,231

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of July 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 297,289

Futures. The Fund is subject to equity risk. The Fund may use futures contracts in circumstances where the portfolio management team believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Diversified International Equity Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Diversified International Equity Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009